                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7992
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                     Date of fiscal year end: September 30
-------------------------------------------------------------------------------

                    Date of reporting period: March 31, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                              M F S(R)
                              INVESTMENT MANAGEMENT

[graphic omitted]

                               Semiannual report

                                              MFS(R) UNION STANDARD EQUITY FUND

LETTER FROM THE CEO                                    1
--------------------------------------------------------
PORTFOLIO COMPOSITION                                  2
--------------------------------------------------------
EXPENSE TABLE                                          3
--------------------------------------------------------
PORTFOLIO OF INVESTMENTS                               5
--------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                   10
--------------------------------------------------------
STATEMENT OF OPERATIONS                               12
--------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                   13
--------------------------------------------------------
FINANCIAL HIGHLIGHTS                                  14
--------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                         18
--------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT         26
--------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                 26
--------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                        26
--------------------------------------------------------
CONTACT INFORMATION                           BACK COVER
--------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                  NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                       3/31/07
                                                                       UNE-SEM

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              98.5%
              Cash & Other Net Assets                     1.5%

              TOP TEN HOLDINGS

              Exxon Mobil Corp.                           4.6%
              ------------------------------------------------
              General Electric Co.                        3.0%
              ------------------------------------------------
              Johnson & Johnson                           2.6%
              ------------------------------------------------
              Chevron Corp.                               2.4%
              ------------------------------------------------
              JPMorgan Chase & Co.                        2.3%
              ------------------------------------------------
              Merck & Co., Inc.                           2.1%
              ------------------------------------------------
              Intel Corp.                                 2.1%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.0%
              ------------------------------------------------
              Bank of America Corp.                       2.0%
              ------------------------------------------------
              Morgan Stanley                              2.0%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         19.0%
              ------------------------------------------------
              Industrial Goods & Services                12.6%
              ------------------------------------------------
              Technology                                 11.7%
              ------------------------------------------------
              Health Care                                11.1%
              ------------------------------------------------
              Utilities & Communications                 10.0%
              ------------------------------------------------
              Consumer Staples                            8.9%
              ------------------------------------------------
              Energy                                      8.8%
              ------------------------------------------------
              Retailing                                   5.6%
              ------------------------------------------------
              Leisure                                     4.4%
              ------------------------------------------------
              Basic Materials                             4.2%
              ------------------------------------------------
              Autos & Housing                             2.2%
              ------------------------------------------------

Percentages are based on net assets as of 03/31/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2006 through March 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 through March 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    10/01/06-
Class                       Ratio      10/01/06        3/31/07         3/31/07
--------------------------------------------------------------------------------
         Actual             1.30%     $1,000.00       $1,090.90         $6.78
    A --------------------------------------------------------------------------
         Hypothetical (h)   1.30%     $1,000.00       $1,018.45         $6.54
--------------------------------------------------------------------------------
         Actual             1.95%     $1,000.00       $1,087.70        $10.15
    B --------------------------------------------------------------------------
         Hypothetical (h)   1.95%     $1,000.00       $1,015.21         $9.80
--------------------------------------------------------------------------------
         Actual             1.95%     $1,000.00       $1,088.20        $10.15
    C  -------------------------------------------------------------------------
         Hypothetical (h)   1.95%     $1,000.00       $1,015.21         $9.80
--------------------------------------------------------------------------------
         Actual             0.95%     $1,000.00       $1,093.40         $4.96
    I --------------------------------------------------------------------------
         Hypothetical (h)   0.95%     $1,000.00       $1,020.19         $4.78
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
3/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
---------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR       VALUE ($)
---------------------------------------------------------------------------------------------
Aerospace - 2.9%
---------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  13,763    $  1,335,286
Northrop Grumman Corp.                                                 17,119       1,270,572
                                                                                 ------------
                                                                                 $  2,605,858
---------------------------------------------------------------------------------------------
Automotive - 0.6%
---------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (a)                                         16,060    $    500,911
---------------------------------------------------------------------------------------------
Broadcasting - 3.2%
---------------------------------------------------------------------------------------------
Idearc, Inc.                                                            2,183    $     76,623
Time Warner, Inc.                                                      55,250       1,089,530
Viacom, Inc., "B" (a)                                                  16,183         665,283
Walt Disney Co.                                                        28,730         989,174
                                                                                 ------------
                                                                                 $  2,820,610
---------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 6.3%
---------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                               8,710    $  1,799,747
Lehman Brothers Holdings, Inc.                                         17,020       1,192,591
Merrill Lynch & Co., Inc.                                               9,306         760,021
Morgan Stanley                                                         22,610       1,780,764
                                                                                 ------------
                                                                                 $  5,533,123
---------------------------------------------------------------------------------------------
Computer Software - 2.8%
---------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                29,480    $  1,229,316
Oracle Corp. (a)                                                       43,390         786,661
Symantec Corp. (a)                                                     29,330         507,409
                                                                                 ------------
                                                                                 $  2,523,386
---------------------------------------------------------------------------------------------
Computer Software - Systems - 3.0%
---------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                    34,360    $  1,379,210
International Business Machines Corp.                                  13,640       1,285,706
                                                                                 ------------
                                                                                 $  2,664,916
---------------------------------------------------------------------------------------------
Construction - 1.6%
---------------------------------------------------------------------------------------------
Masco Corp.                                                            18,190    $    498,406
Sherwin-Williams Co.                                                   13,750         908,050
                                                                                 ------------
                                                                                 $  1,406,456
---------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.3%
---------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                  15,700    $  1,048,603
Kimberly-Clark Corp.                                                   10,740         735,583
Procter & Gamble Co.                                                   18,060       1,140,670
                                                                                 ------------
                                                                                 $  2,924,856
---------------------------------------------------------------------------------------------
Electrical Equipment - 5.4%
---------------------------------------------------------------------------------------------
General Electric Co.                                                   75,718    $  2,677,388
Rockwell Automation, Inc.                                              19,050       1,140,524
Tyco International Ltd.                                                31,830       1,004,237
                                                                                 ------------
                                                                                 $  4,822,149
---------------------------------------------------------------------------------------------
Electronics - 3.4%
---------------------------------------------------------------------------------------------
Intel Corp.                                                            97,440    $  1,864,027
Intersil Corp., "A"                                                    27,290         722,912
PerkinElmer, Inc.                                                      16,133         390,741
                                                                                 ------------
                                                                                 $  2,977,680
---------------------------------------------------------------------------------------------
Energy - Integrated - 8.8%
---------------------------------------------------------------------------------------------
Chevron Corp.                                                          28,430    $  2,102,683
ConocoPhillips                                                         23,280       1,591,188
Exxon Mobil Corp.                                                      53,832       4,061,624
                                                                                 ------------
                                                                                 $  7,755,495
---------------------------------------------------------------------------------------------
Food & Beverages - 3.6%
---------------------------------------------------------------------------------------------
General Mills, Inc.                                                    18,359    $  1,068,861
Kraft Foods, Inc.                                                      18,309         580,578
PepsiCo, Inc.                                                          24,650       1,566,754
                                                                                 ------------
                                                                                 $  3,216,193
---------------------------------------------------------------------------------------------
Food & Drug Stores - 3.0%
---------------------------------------------------------------------------------------------
CVS Corp.                                                              39,020    $  1,332,143
Kroger Co.                                                             45,800       1,293,850
                                                                                 ------------
                                                                                 $  2,625,993
---------------------------------------------------------------------------------------------
General Merchandise - 2.6%
---------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                      27,888    $  1,256,354
J.C. Penney Co., Inc.                                                  12,230       1,004,817
                                                                                 ------------
                                                                                 $  2,261,171
---------------------------------------------------------------------------------------------
Insurance - 7.1%
---------------------------------------------------------------------------------------------
American International Group, Inc.                                      4,248    $    285,551
Genworth Financial, Inc., "A"                                          22,640         791,042
Hartford Financial Services Group, Inc.                                10,667       1,019,552
MetLife, Inc.                                                          21,550       1,360,883
PartnerRe Ltd.                                                         13,100         897,874
RenaissanceRe Holdings Ltd.                                            10,880         545,523
Travelers Cos., Inc.                                                   25,800       1,335,666
                                                                                 ------------
                                                                                 $  6,236,091
---------------------------------------------------------------------------------------------
Internet - 1.3%
---------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                   2,570    $  1,177,471
---------------------------------------------------------------------------------------------
Machinery & Tools - 4.3%
---------------------------------------------------------------------------------------------
Cummins, Inc.                                                           5,150    $    745,308
Deere & Co.                                                             8,720         947,341
Eaton Corp.                                                            14,720       1,230,003
Parker Hannifin Corp.                                                   4,550         392,711
Timken Co.                                                             16,607         503,358
                                                                                 ------------
                                                                                 $  3,818,721
---------------------------------------------------------------------------------------------
Major Banks - 4.4%
---------------------------------------------------------------------------------------------
Bank of America Corp.                                                  35,066    $  1,789,067
JPMorgan Chase & Co.                                                   42,650       2,063,407
                                                                                 ------------
                                                                                 $  3,852,474
---------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.8%
---------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                14,090    $    743,248
Cardinal Health, Inc.                                                  11,370         829,442
                                                                                 ------------
                                                                                 $  1,572,690
---------------------------------------------------------------------------------------------
Medical Equipment - 1.1%
---------------------------------------------------------------------------------------------
Zimmer Holdings, Inc. (a)                                              11,175    $    954,457
---------------------------------------------------------------------------------------------
Metals & Mining - 1.1%
---------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                                 11,620    $    743,796
Freeport-McMoRan Copper & Gold, Inc., "B"                               3,269         216,375
                                                                                 ------------
                                                                                 $    960,171
---------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.5%
---------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                    45,990    $  1,308,875
---------------------------------------------------------------------------------------------
Network & Telecom - 1.2%
---------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                30,580    $    780,707
UTStarcom, Inc. (a)                                                    31,090         257,736
                                                                                 ------------
                                                                                 $  1,038,443
---------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.2%
---------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                            31,970    $  1,075,471
---------------------------------------------------------------------------------------------
Pharmaceuticals - 8.2%
---------------------------------------------------------------------------------------------
Barr Pharmaceuticals, Inc. (a)                                         16,360    $    758,286
Bristol-Myers Squibb Co.                                               15,070         418,343
Johnson & Johnson                                                      37,958       2,287,349
King Pharmaceuticals, Inc. (a)                                         14,600         287,182
Merck & Co., Inc.                                                      42,850       1,892,685
Wyeth                                                                  31,791       1,590,504
                                                                                 ------------
                                                                                 $  7,234,349
---------------------------------------------------------------------------------------------
Restaurants - 1.2%
---------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                      18,880    $  1,090,509
---------------------------------------------------------------------------------------------
Specialty Chemicals - 3.1%
---------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                         15,000    $  1,109,400
Lyondell Chemical Co.                                                  22,610         677,622
Praxair, Inc.                                                          15,690         987,842
                                                                                 ------------
                                                                                 $  2,774,864
---------------------------------------------------------------------------------------------
Telephone Services - 4.7%
---------------------------------------------------------------------------------------------
AT&T, Inc.                                                             33,700    $  1,328,791
Cincinnati Bell, Inc. (a)                                              69,360         325,992
Qwest Communications International, Inc. (a)                           98,420         884,796
Verizon Communications, Inc.                                           43,515       1,650,089
                                                                                 ------------
                                                                                 $  4,189,668
---------------------------------------------------------------------------------------------
Tobacco - 2.0%
---------------------------------------------------------------------------------------------
Altria Group, Inc.                                                     26,458    $  1,743,318
---------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.8%
---------------------------------------------------------------------------------------------
Allegheny Energy, Inc. (a)                                             24,910    $  1,224,077
Alliant Energy Corp.                                                   15,810         708,604
CMS Energy Corp.                                                       42,960         764,688
PPL Corp.                                                              16,280         665,852
                                                                                 ------------
                                                                                 $  3,363,221
---------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $73,468,491)                               $ 87,029,590
---------------------------------------------------------------------------------------------
Repurchase Agreements - 2.9%
---------------------------------------------------------------------------------------------
Merrill Lynch, 5.39%, dated 3/30/07, due 4/2/07, total to be received $2,532,137 (secured by various U.S. Treasury and
Federal Agency obligations and Mortgage Backed securities in
a jointly traded account), at Cost                               $  2,531,000    $  2,531,000
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $75,999,491) (k)                             $ 89,560,590
---------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.4)%                                            (1,234,499)
---------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                              $ 88,326,091
---------------------------------------------------------------------------------------------
(a) Non-income producing security.
(k) As of March 31, 2007, the fund had one security that was fair valued, aggregating
    $580,578 and 0.65% of market value, in accordance with the policies adopted by the
    Board of Trustees.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 3/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $75,999,491)                 $89,560,590
Cash                                                                       6,765
Receivable for fund shares sold                                          177,213
Interest and dividends receivable                                        106,445
Receivable from investment adviser                                         5,448
Other assets                                                               2,269
------------------------------------------------------------------------------------------------------
Total assets                                                                               $89,858,730
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $1,457,192
Payable for fund shares reacquired                                         4,739
Payable to affiliates
  Management fee                                                           4,712
  Shareholder servicing costs                                             12,708
  Distribution and service fees                                            1,505
  Administrative services fee                                                199
Payable for independent trustees' compensation                                41
Accrued expenses and other liabilities                                    51,543
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $1,532,639
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $88,326,091
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                      $76,351,203
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           13,561,099
Accumulated net realized gain (loss) on investments                   (1,927,208)
Undistributed net investment income                                      340,997
------------------------------------------------------------------------------------------------------
Net assets                                                                                 $88,326,091
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    5,792,992
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $33,535,677
  Shares outstanding                                                   2,206,287
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $15.20
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share                                 $16.13
------------------------------------------------------------------------------------------------------

Class B shares:
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,965,468
  Shares outstanding                                                     265,649
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $14.93
------------------------------------------------------------------------------------------------------

Class C shares:
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,683,159
  Shares outstanding                                                     180,735
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $14.85
------------------------------------------------------------------------------------------------------

Class I shares:
------------------------------------------------------------------------------------------------------
  Net assets                                                         $48,141,787
  Shares outstanding                                                   3,140,321
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.33
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 3/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                              $736,716
  Interest                                                                 55,062
------------------------------------------------------------------------------------------------------
Total investment income                                                                       $791,778
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $255,402
  Distribution and service fees                                            79,466
  Shareholder servicing costs                                              44,644
  Administrative services fee                                              11,240
  Independent trustees' compensation                                          897
  Custodian fee                                                            15,622
  Shareholder communications                                               11,905
  Auditing fees                                                            20,642
  Legal fees                                                                  578
  Registration fees                                                        24,375
  Miscellaneous                                                             7,513
------------------------------------------------------------------------------------------------------
Total expenses                                                                                $472,284
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (2,450)
  Reduction of expenses by investment adviser                             (20,066)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                  $449,768
------------------------------------------------------------------------------------------------------
Net investment income                                                                         $342,010
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions investment
transactions (identified cost basis)                                                        $5,510,708
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments                               $638,876
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $6,149,584
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $6,491,594
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      3/31/07                  9/30/06
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                                $342,010                 $465,742
Net realized gain (loss) on investments                             5,510,708                2,011,440
Net unrealized gain (loss) on investments                             638,876                5,410,549
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $6,491,594               $7,887,731
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                           $(162,288)                $(87,995)
  Class B                                                              (3,565)                  (1,749)
  Class C                                                              (3,383)                  (2,547)
  Class I                                                            (296,528)                (396,025)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $(465,764)               $(488,316)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $15,010,436              $12,824,923
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $21,036,266              $20,224,338
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                             67,289,825               47,065,487
At end of period (including undistributed net investment
income of $340,997 and $464,751, respectively)                    $88,326,091              $67,289,825
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                        SIX MONTHS                                 YEARS ENDED 9/30
                                             ENDED      ----------------------------------------------------------------------
CLASS A                                    3/31/07             2006            2005           2004          2003          2002
                                       (UNAUDITED)
Net asset value,
beginning of period                         $14.01           $12.33          $10.82          $9.49         $8.09         $9.98
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.05            $0.09           $0.10          $0.06         $0.05         $0.03
  Net realized and unrealized
  gain (loss) on investments                  1.22             1.70            1.47           1.33          1.38         (1.90)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $1.27            $1.79           $1.57          $1.39         $1.43        $(1.87)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.08)          $(0.11)         $(0.06)        $(0.06)       $(0.03)       $(0.02)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $15.20           $14.01          $12.33         $10.82         $9.49         $8.09
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    9.09(n)         14.58           14.51          14.64         17.66(j)     (18.76)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)         1.35(a)          1.47            1.54           1.52          1.57          1.44
Expenses after expense reductions (f)         1.30(a)          1.30            1.30           1.30          1.26          1.20
Net investment income                         0.71(a)          0.66            0.88           0.54          0.57          0.30
Portfolio turnover                              32               28              48             59            59            48
Net assets at end of period
(000 Omitted)                              $33,536          $24,213          $9,994         $7,896        $6,634        $5,872
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                       SIX MONTHS                               YEARS ENDED 9/30
                                            ENDED      -------------------------------------------------------------------
CLASS B                                   3/31/07            2006           2005          2004          2003          2002
                                      (UNAUDITED)

Net asset value,
beginning of period                        $13.74          $12.09         $10.62         $9.33         $7.98         $9.89
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)          $0.00(w)        $0.00(w)       $0.03        $(0.01)       $(0.01)       $(0.03)
  Net realized and unrealized
  gain (loss) on investments                 1.21            1.66           1.44          1.30          1.36         (1.88)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations            $1.21           $1.66          $1.47         $1.29         $1.35        $(1.91)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income               $(0.02)         $(0.01)           $--           $--           $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $14.93          $13.74         $12.09        $10.62         $9.33         $7.98
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   8.77(n)        13.74          13.84         13.83         16.92(j)     (19.31)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)        2.00(a)         2.13           2.19          2.17          2.21          2.09
Expenses after expense reductions (f)        1.95(a)         1.95           1.95          1.95          1.90          1.85
Net investment income (loss)                 0.07(a)         0.03           0.25         (0.11)        (0.08)        (0.34)
Portfolio turnover                             32              28             48            59            59            48
Net assets at end of period
(000 Omitted)                              $3,965          $2,376         $2,082        $2,234        $2,082        $2,534
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                YEARS ENDED 9/30
                                           ENDED      --------------------------------------------------------------------
CLASS C                                  3/31/07            2006           2005           2004          2003          2002
                                     (UNAUDITED)

Net asset value,
beginning of period                       $13.67          $12.06         $10.59          $9.30         $7.95         $9.85
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)         $0.01           $0.00(w)       $0.03         $(0.01)       $(0.01)       $(0.03)
  Net realized and unrealized
  gain (loss) on investments                1.20            1.65           1.44           1.30          1.36         (1.87)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $1.21           $1.65          $1.47          $1.29         $1.35        $(1.90)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.03)         $(0.04)        $(0.00)(w)        $--           $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $14.85          $13.67         $12.06         $10.59         $9.30         $7.95
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  8.82(n)        13.69          13.90          13.87         16.98(j)     (19.29)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)       2.00(a)         2.12           2.19           2.17          2.20          2.09
Expenses after expense reductions(f)        1.95(a)         1.95           1.95           1.95          1.89          1.85
Net investment income (loss)                0.07(a)         0.04           0.23          (0.11)        (0.07)        (0.34)
Portfolio turnover                            32              28             48             59            59            48
Net assets at end of period
(000 Omitted)                             $2,683          $1,460           $790           $659          $466          $697
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                        SIX MONTHS                               YEARS ENDED 9/30
                                             ENDED      ------------------------------------------------------------------
CLASS I                                    3/31/07            2006          2005          2004          2003          2002
                                       (UNAUDITED)

Net asset value,
beginning of period                         $14.12          $12.43        $10.90         $9.56         $8.15        $10.06
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.08           $0.14         $0.15         $0.09         $0.08         $0.07
  Net realized and unrealized
  gain (loss) on investments                  1.24            1.69          1.47          1.34          1.40         (1.92)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations             $1.32           $1.83         $1.62         $1.43         $1.48        $(1.85)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.11)         $(0.14)       $(0.09)       $(0.09)       $(0.07)       $(0.06)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $15.33          $14.12        $12.43        $10.90         $9.56         $8.15
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                       9.34(n)        14.89         14.94         14.98         18.22(j)     (18.53)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.00(a)         1.13          1.19          1.17          1.22          1.09
Expenses after expense reductions (f)         0.95(a)         0.95          0.95          0.95          0.91          0.85
Net investment income                         1.08(a)         1.03          1.23          0.89          0.92          0.65
Portfolio turnover                              32              28            48            59            59            48
Net assets at end of period
(000 Omitted)                              $48,142         $39,241       $34,200       $29,693       $25,809       $27,658
--------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The fund's net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions.
    The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Class A, Class
    B, Class C, and Class I total returns for the year ended September 30, 2003 would have been lower by approximately 0.73%,
    0.74%, 0.74%, and 0.72% respectively.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Union Standard Equity Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving the portfolio holdings are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended September 30, 2006, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                            9/30/06

          Ordinary income (including any short-term
          capital gains)                                   $ 488,316

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 3/31/07

          Cost of investments                            $76,015,363
          ----------------------------------------------------------
          Gross appreciation                             $14,477,256
          Gross depreciation                                (932,029)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $13,545,227

          AS OF 9/30/06

          Undistributed ordinary income                      464,751
          Capital loss carryforwards                      (7,422,044)
          Net unrealized appreciation (depreciation)      12,906,351

The aggregate cost above includes prior fiscal year end tax adjustments.

As of September 30, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          9/30/10                                        $(1,247,099)
          9/30/11                                         (5,556,028)
          9/30/12                                           (618,917)
          --------------------------------------------------------
                                                         $(7,422,044)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.30% annually of the fund's average daily net assets. This written agreement will continue through January 31, 2008 unless changed or rescinded by the fund's Board of Trustees. For the six months ended March 31, 2007, this reduction amounted to $19,864 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $7,873 for the six months ended
March 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%             $52,090
Class B                             0.75%              0.25%              1.00%             1.00%              17,043
Class C                             0.75%              0.25%              1.00%             1.00%              10,333
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                           $79,466

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2007 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                         $6
              Class B                                      1,361
              Class C                                        212

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2007, the fee was $27,326, which equated to 0.0695% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $13,345. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended
March 31, 2007 was equivalent to an annual effective rate of 0.0286% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2007, the fee paid to Tarantino LLC was $307. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $202, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES - Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $40,124,617 and $24,716,015, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                      3/31/07                          9/30/06
                                              SHARES          AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                       805,684      $11,988,210       1,145,994       $14,855,071
  Class B                                       125,253        1,816,228          52,178           679,747
  Class C                                        90,750        1,320,658          58,385           746,164
  Class I                                       356,118        5,489,374          21,326           290,145
----------------------------------------------------------------------------------------------------------
                                              1,377,805      $20,614,470       1,277,883       $16,571,127

Shares issued to shareholders
in reinvestment of distributions

  Class A                                        10,689         $158,519           6,748           $84,888
  Class B                                           211            3,079             134             1,667
  Class C                                           170            2,462             131             1,617
  Class I                                        16,895          252,408          26,577           336,205
----------------------------------------------------------------------------------------------------------
                                                 27,965         $416,468          33,590          $424,377

Shares reacquired

  Class A                                      (338,907)     $(5,120,343)       (234,194)      $(3,019,807)
  Class B                                       (32,789)        (481,394)        (51,550)         (661,344)
  Class C                                       (16,956)        (248,058)        (17,313)         (222,842)
  Class I                                       (11,356)        (170,707)        (19,893)         (266,588)
----------------------------------------------------------------------------------------------------------
                                               (400,008)     $(6,020,502)       (322,950)      $(4,170,581)

Net change

  Class A                                       477,466       $7,026,386         918,548       $11,920,152
  Class B                                        92,675        1,337,913             762            20,070
  Class C                                        73,964        1,075,062          41,203           524,939
  Class I                                       361,657        5,571,075          28,010           359,762
----------------------------------------------------------------------------------------------------------
                                              1,005,762      $15,010,436         988,523       $12,824,923

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2007, the fund's commitment fee and interest expense were $193 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:
               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                SEMIANNUAL REPORT

MFS(R) MID CAP VALUE FUND

LETTER FROM THE CEO                                        1
------------------------------------------------------------
PORTFOLIO COMPOSITION                                      2
------------------------------------------------------------
EXPENSE TABLE                                              3
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                   5
------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                       11
------------------------------------------------------------
STATEMENT OF OPERATIONS                                   14
------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       15
------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      17
------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             31
------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT             42
------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                     42
------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                            42
------------------------------------------------------------
CONTACT INFORMATION                               BACK COVER
------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        3/31/07
                                                                        MDV-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. In February 2007 it hit its all-time high of 12,787. Less than a week later, stocks sold off around the globe. By March 5 the Dow was off 5.8%. That is a sign of volatile markets and a reason investors should make sure they have an investment plan that can ride out the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are inherently cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and that there is no sense in reacting to short- term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    May 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Common Stocks                              97.7%
              Cash & Other Net Assets                     2.3%

              TOP TEN HOLDINGS

              Constellation Energy Group, Inc.            3.0%
              ------------------------------------------------
              Hess Corp.                                  2.7%
              ------------------------------------------------
              Eaton Corp.                                 2.6%
              ------------------------------------------------
              Embarq Corp.                                2.5%
              ------------------------------------------------
              PG&E Corp.                                  2.2%
              ------------------------------------------------
              Equity Residential, REIT                    2.1%
              ------------------------------------------------
              Pepco Holdings, Inc.                        1.9%
              ------------------------------------------------
              Genworth Financial, Inc., "A"               1.9%
              ------------------------------------------------
              Loews Corp.                                 1.8%
              ------------------------------------------------
              Aeropostale, Inc.                           1.8%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         27.9%
              ------------------------------------------------
              Utilities & Communications                 20.9%
              ------------------------------------------------
              Industrial Goods & Services                 7.4%
              ------------------------------------------------
              Retailing                                   6.5%
              ------------------------------------------------
              Consumer Staples                            5.9%
              ------------------------------------------------
              Technology                                  5.3%
              ------------------------------------------------
              Health Care                                 5.1%
              ------------------------------------------------
              Autos & Housing                             4.4%
              ------------------------------------------------
              Energy                                      4.1%
              ------------------------------------------------
              Leisure                                     4.1%
              ------------------------------------------------
              Basic Materials                             3.9%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------
              Special Products & Services                 1.0%
              ------------------------------------------------

Percentages are based on net assets as of 3/31/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2006 through March 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 through March 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    10/01/06-
Class                       Ratio       10/01/06        3/31/07        3/31/07
--------------------------------------------------------------------------------
        Actual              1.30%      $1,000.00       $1,142.10        $6.94
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.30%      $1,000.00       $1,018.45        $6.54
--------------------------------------------------------------------------------
        Actual              1.95%      $1,000.00       $1,138.00       $10.39
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.95%      $1,000.00       $1,015.21        $9.80
--------------------------------------------------------------------------------
        Actual              1.95%      $1,000.00       $1,138.80       $10.40
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.95%      $1,000.00       $1,015.21        $9.80
--------------------------------------------------------------------------------
        Actual              0.95%      $1,000.00       $1,143.60        $5.08
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.95%      $1,000.00       $1,020.19        $4.78
--------------------------------------------------------------------------------
        Actual              1.45%      $1,000.00       $1,141.50        $7.74
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.45%      $1,000.00       $1,017.70        $7.29
--------------------------------------------------------------------------------
        Actual              2.06%      $1,000.00       $1,137.50       $10.98
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.06%      $1,000.00       $1,014.66       $10.35
--------------------------------------------------------------------------------
        Actual              1.70%      $1,000.00       $1,140.10        $9.07
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.70%      $1,000.00       $1,016.45        $8.55
--------------------------------------------------------------------------------
        Actual              1.60%      $1,000.00       $1,140.90        $8.54
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.60%      $1,000.00       $1,016.95        $8.05
--------------------------------------------------------------------------------
        Actual              1.35%      $1,000.00       $1,142.10        $7.21
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.35%      $1,000.00       $1,018.20        $6.79
--------------------------------------------------------------------------------
        Actual              1.05%      $1,000.00       $1,143.00        $5.61
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.05%      $1,000.00       $1,019.70        $5.29
--------------------------------------------------------------------------------
        Actual              1.55%      $1,000.00       $1,140.50        $8.27
  529A  ------------------------------------------------------------------------
        Hypothetical (h)    1.55%      $1,000.00       $1,017.20        $7.80
--------------------------------------------------------------------------------
        Actual              2.20%      $1,000.00       $1,137.50       $11.72
  529B  ------------------------------------------------------------------------
        Hypothetical (h)    2.20%      $1,000.00       $1,013.96       $11.05
--------------------------------------------------------------------------------
        Actual              2.20%      $1,000.00       $1,137.20       $11.72
  529C  ------------------------------------------------------------------------
        Hypothetical (h)    2.20%      $1,000.00       $1,013.96       $11.05
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
3/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.7%
----------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR      VALUE ($)
----------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
----------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                           19,520    $  1,147,776
----------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.4%
----------------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. (a)                                               40,170    $  1,574,664
Legg Mason, Inc.                                                                    40,920       3,855,073
Mellon Financial Corp.                                                             298,480      12,876,427
Waddell & Reed Financial, Inc., "A"                                                101,120       2,358,118
                                                                                              ------------
                                                                                              $ 20,664,282
----------------------------------------------------------------------------------------------------------
Business Services - 1.0%
----------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. (a)                                                     23,400    $  1,441,908
Fidelity National Information Services, Inc.                                       161,940       7,361,792
                                                                                              ------------
                                                                                              $  8,803,700
----------------------------------------------------------------------------------------------------------
Cable TV - 0.2%
----------------------------------------------------------------------------------------------------------
Liberty Global, Inc., "A" (a)                                                       58,490    $  1,926,076
----------------------------------------------------------------------------------------------------------
Chemicals - 1.7%
----------------------------------------------------------------------------------------------------------
Nalco Holding Co.                                                                  178,880    $  4,275,232
Rohm & Haas Co.                                                                    208,300      10,773,276
                                                                                              ------------
                                                                                              $ 15,048,508
----------------------------------------------------------------------------------------------------------
Computer Software - 2.6%
----------------------------------------------------------------------------------------------------------
Compuware Corp. (a)                                                                940,250    $  8,922,972
McAfee, Inc. (a)                                                                   439,680      12,785,894
Synopsys, Inc. (a)                                                                  43,470       1,140,218
                                                                                              ------------
                                                                                              $ 22,849,084
----------------------------------------------------------------------------------------------------------
Construction - 3.6%
----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                  497,450    $ 10,943,900
Masco Corp.                                                                        360,720       9,883,728
Sherwin-Williams Co.                                                               159,840      10,555,834
                                                                                              ------------
                                                                                              $ 31,383,462
----------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.2%
----------------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                                 112,440    $  2,572,627
Estee Lauder Cos., Inc., "A"                                                       132,980       6,496,073
Scotts Miracle-Gro Co.                                                             240,030      10,568,521
                                                                                              ------------
                                                                                              $ 19,637,221
----------------------------------------------------------------------------------------------------------
Containers - 0.3%
----------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (a)                                                  209,270    $  2,356,380
----------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.4%
----------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                          174,300    $ 10,435,341
W.W. Grainger, Inc.                                                                139,800      10,798,152
                                                                                              ------------
                                                                                              $ 21,233,493
----------------------------------------------------------------------------------------------------------
Electronics - 0.8%
----------------------------------------------------------------------------------------------------------
Intersil Corp., "A"                                                                241,510    $  6,397,600
Kronos, Inc. (a)                                                                    16,100         861,350
                                                                                              ------------
                                                                                              $  7,258,950
----------------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
----------------------------------------------------------------------------------------------------------
Newfield Exploration Co. (a)                                                       198,880    $  8,295,285
----------------------------------------------------------------------------------------------------------
Energy - Integrated - 2.7%
----------------------------------------------------------------------------------------------------------
Hess Corp.                                                                         432,220    $ 23,975,243
----------------------------------------------------------------------------------------------------------
Food & Beverages - 1.3%
----------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                                         360,620    $ 11,500,172
----------------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.7%
----------------------------------------------------------------------------------------------------------
Kroger Co.                                                                         525,810    $ 14,854,133
----------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.5%
----------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                 140,140    $  4,321,918
----------------------------------------------------------------------------------------------------------
Furniture & Appliances - 0.8%
----------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                            282,930    $  7,053,445
----------------------------------------------------------------------------------------------------------
General Merchandise - 2.3%
----------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                         187,700    $  5,559,674
Federated Department Stores, Inc.                                                  319,100      14,375,455
                                                                                              ------------
                                                                                              $ 19,935,129
----------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 2.2%
----------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (a)                                                                71,100    $  2,161,440
CIGNA Corp.                                                                         99,460      14,188,964
Health Net, Inc. (a)                                                                55,890       3,007,441
                                                                                              ------------
                                                                                              $ 19,357,845
----------------------------------------------------------------------------------------------------------
Insurance - 10.1%
----------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                            99,380    $  5,670,623
Endurance Specialty Holdings Ltd.                                                  374,260      13,376,052
Fidelity National Title Group, Inc.                                                411,790       9,887,078
First American Corp.                                                               258,540      13,113,149
Genworth Financial, Inc., "A"                                                      474,070      16,564,006
Mercury General Corp.                                                               15,050         798,252
MGIC Investment Corp.                                                              109,210       6,434,653
PartnerRe Ltd.                                                                     180,830      12,394,088
Protective Life Corp.                                                               35,650       1,570,026
W.R. Berkley Corp.                                                                 129,350       4,284,072
Zenith National Insurance Corp.                                                     97,930       4,629,151
                                                                                              ------------
                                                                                              $ 88,721,150
----------------------------------------------------------------------------------------------------------
Internet - 0.6%
----------------------------------------------------------------------------------------------------------
RealNetworks, Inc. (a)                                                             617,370    $  4,846,355
----------------------------------------------------------------------------------------------------------
Leisure & Toys - 1.0%
----------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                       318,690    $  9,120,908
----------------------------------------------------------------------------------------------------------
Machinery & Tools - 5.0%
----------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                      103,060    $ 14,914,843
Eaton Corp.                                                                        268,140      22,405,778
Timken Co.                                                                          62,520       1,894,981
United Rentals, Inc. (a)                                                           178,390       4,905,725
                                                                                              ------------
                                                                                              $ 44,121,327
----------------------------------------------------------------------------------------------------------
Major Banks - 1.3%
----------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                 159,240    $ 11,460,503
----------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.7%
----------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                      97,560    $  5,711,162
----------------------------------------------------------------------------------------------------------
Medical Equipment - 1.7%
----------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                                   56,830    $  2,114,076
Cooper Cos., Inc.                                                                  266,040      12,934,865
                                                                                              ------------
                                                                                              $ 15,048,941
----------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
----------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc.                                                58,470    $  3,870,129
----------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
----------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                           48,520    $  2,344,486
----------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.8%
----------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                546,320    $ 15,548,267
----------------------------------------------------------------------------------------------------------
Network & Telecom - 0.1%
----------------------------------------------------------------------------------------------------------
InterDigital Communications Corp. (a)                                               28,850    $    913,680
----------------------------------------------------------------------------------------------------------
Oil Services - 0.5%
----------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                 69,520    $  4,287,994
----------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 6.2%
----------------------------------------------------------------------------------------------------------
AmeriCredit Corp. (a)                                                               78,570    $  1,796,110
BankUnited Financial Corp., "A"                                                    174,220       3,695,206
CapitalSource, Inc., REIT                                                          113,310       2,847,480
CIT Group, Inc.                                                                    204,640      10,829,549
Marshall & Ilsley Corp.                                                             74,830       3,465,377
New York Community Bancorp, Inc.                                                   746,490      13,130,759
Northern Trust Corp.                                                                81,890       4,924,865
TCF Financial Corp.                                                                126,130       3,324,787
Zions Bancorporation                                                               124,420      10,515,978
                                                                                              ------------
                                                                                              $ 54,530,111
----------------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 1.2%
----------------------------------------------------------------------------------------------------------
Western Digital Corp. (a)                                                          617,800    $ 10,385,218
----------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.5%
----------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                            160,330    $  4,713,702
----------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.4%
----------------------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                                              102,350    $  3,075,618
New York Times Co., "A"                                                             46,180       1,085,692
R.R. Donnelley & Sons Co.                                                           26,310         962,683
Washington Post Co., "B"                                                             8,950       6,833,325
                                                                                              ------------
                                                                                              $ 11,957,318
----------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.2%
----------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                             199,070    $ 10,072,942
----------------------------------------------------------------------------------------------------------
Real Estate - 7.9%
----------------------------------------------------------------------------------------------------------
BRE Properties, Inc., REIT                                                          93,550    $  5,907,682
CBL & Associates Properties, Inc., REIT                                            298,390      13,379,808
DiamondRock Hospitality Co., REIT                                                  348,010       6,612,190
Equity Residential, REIT                                                           382,830      18,463,891
Host Hotels & Resorts, Inc., REIT                                                  497,500      13,089,225
Macerich Co., REIT                                                                  45,200       4,174,672
Maguire Properties, Inc., REIT                                                     101,700       3,616,452
Taubman Centers, Inc., REIT                                                         74,200       4,302,858
                                                                                              ------------
                                                                                              $ 69,546,778
----------------------------------------------------------------------------------------------------------
Restaurants - 1.5%
----------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                        161,680    $  5,286,936
Jack in the Box, Inc. (a)                                                           42,460       2,935,260
YUM! Brands, Inc.                                                                   89,620       5,176,451
                                                                                              ------------
                                                                                              $ 13,398,647
----------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
----------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                                      56,240    $  4,159,510
Albemarle Corp.                                                                    102,800       4,249,752
                                                                                              ------------
                                                                                              $  8,409,262
----------------------------------------------------------------------------------------------------------
Specialty Stores - 2.4%
----------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                              400,010    $ 16,092,402
OfficeMax, Inc.                                                                     40,490       2,135,443
PetSmart, Inc.                                                                      94,440       3,112,742
                                                                                              ------------
                                                                                              $ 21,340,587
----------------------------------------------------------------------------------------------------------
Telephone Services - 3.8%
----------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                       382,970    $ 21,580,360
Qwest Communications International, Inc. (a)                                     1,273,820      11,451,642
                                                                                              ------------
                                                                                              $ 33,032,002
----------------------------------------------------------------------------------------------------------
Tobacco - 2.4%
----------------------------------------------------------------------------------------------------------
Loews Corp.                                                                        213,640    $ 16,153,320
Reynolds American, Inc.                                                             70,860       4,422,373
                                                                                              ------------
                                                                                              $ 20,575,693
----------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 15.0%
----------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                  325,240    $ 15,855,450
CMS Energy Corp.                                                                   453,290       8,068,562
Constellation Energy Group, Inc.                                                   297,960      25,907,622
Edison International                                                                41,190       2,023,665
FPL Group, Inc.                                                                    174,080      10,648,474
Mirant Corp. (a)                                                                   171,160       6,925,134
Northeast Utilities                                                                357,840      11,726,417
NRG Energy, Inc. (a)                                                                96,880       6,979,235
Pepco Holdings, Inc.                                                               583,960      16,946,519
PG&E Corp.                                                                         391,300      18,888,051
PPL Corp.                                                                           45,180       1,847,862
Xcel Energy, Inc.                                                                  215,300       5,315,757
                                                                                              ------------
                                                                                              $131,132,748
----------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $734,345,666)                                           $856,692,012
----------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.4%
----------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.39%, due 4/02/07, at Amortized Cost and Value (y)    $20,873,000    $ 20,869,875
----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $755,215,541)                                             $877,561,887
----------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.1)%                                                           (865,291)
----------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                           $876,696,596
----------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in this report and is defined:

REIT  Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 3/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $755,215,541)                 $877,561,887
Cash                                                                           661
Receivable for fund shares sold                                            432,073
Dividends receivable                                                     1,496,690
Other assets                                                                13,421
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $879,504,732
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                      $2,573,317
Payable to affiliates
  Management fee                                                            54,079
  Shareholder servicing costs                                               65,363
  Distribution and service fees                                             15,706
  Administrative services fee                                                1,329
  Program manager fees                                                          37
  Retirement plan administration and services fees                             233
Payable for independent trustees' compensation                               1,131
Accrued expenses and other liabilities                                      96,941
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            $2,808,136
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $876,696,596
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                       $721,270,366
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies            122,346,346
Accumulated net realized gain (loss) on investments                     29,032,054
Undistributed net investment income                                      4,047,830
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $876,696,596
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    58,525,866
-------------------------------------------------------------------------------------------------------
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                          $155,251,089
  Shares outstanding                                                    10,420,609
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $14.90
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $15.81
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $83,472,406
  Shares outstanding                                                     5,804,061
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $14.38
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $42,766,868
  Shares outstanding                                                     2,972,044
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $14.39
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                          $574,504,155
  Shares outstanding                                                    37,912,863
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.15
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $6,046,250
  Shares outstanding                                                       407,689
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $14.83
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                              $917,531
  Shares outstanding                                                        63,931
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $14.35
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $7,205,899
  Shares outstanding                                                       500,207
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $14.41
-------------------------------------------------------------------------------------------------------

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $3,028,691
  Shares outstanding                                                       205,939
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $14.71
-------------------------------------------------------------------------------------------------------

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $1,751,312
  Shares outstanding                                                       117,790
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $14.87
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $65,021
  Shares outstanding                                                         4,351
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $14.94
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


Class 529A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $962,615
  Shares outstanding                                                      65,339
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $14.73
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $15.63
-------------------------------------------------------------------------------------------------------

Class 529B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $274,223
  Shares outstanding                                                      19,342
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $14.18
-------------------------------------------------------------------------------------------------------

Class 529C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $450,536
  Shares outstanding                                                      31,701
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $14.21
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $10,308,808
  Interest                                                                 392,536
----------------------------------------------------------------------------------------------------
Total investment income                                                                  $10,701,344
----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                        $3,157,386
  Distribution and service fees                                            953,911
  Program manager fees                                                       1,939
  Shareholder servicing costs                                              483,598
  Administrative services fee                                               77,801
  Retirement plan administration and services fees                          18,858
  Independent trustees' compensation                                         9,985
  Custodian fee                                                            115,460
  Shareholder communications                                                40,060
  Auditing fees                                                             14,478
  Legal fees                                                                 7,917
  Miscellaneous                                                            111,352
----------------------------------------------------------------------------------------------------
Total expenses                                                                            $4,992,745
----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (32,145)
  Reduction of expenses by investment adviser                               (8,608)
----------------------------------------------------------------------------------------------------
Net expenses                                                                              $4,951,992
----------------------------------------------------------------------------------------------------
Net investment income                                                                     $5,749,352
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                                $32,442,167
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                            $73,330,331
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                  $105,772,498
----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $111,521,850
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      3/31/07                  9/30/06
                                                                  (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $5,749,352               $3,301,916
Net realized gain (loss) on investments                            32,442,167               23,310,213
Net unrealized gain (loss) on investments                          73,330,331                6,315,753
------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $111,521,850              $32,927,882
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                           $(549,262)                     $--
  Class I                                                          (3,907,377)                      --
  Class R                                                             (11,988)                      --
  Class R2                                                            (21,883)                      --
  Class R3                                                             (4,691)                      --
  Class R4                                                             (6,706)                      --
  Class R5                                                               (392)                      --
  Class 529A                                                              (65)                      --
From net realized gain on investments and foreign
currency transactions
  Class A                                                          (4,107,567)             (16,161,417)
  Class B                                                          (2,545,421)             (12,599,704)
  Class C                                                          (1,193,455)              (4,886,027)
  Class I                                                         (14,774,288)             (44,424,812)
  Class R                                                            (180,871)              (1,281,416)
  Class R1                                                            (25,855)                 (50,206)
  Class R2                                                           (174,770)                 (41,349)
  Class R3                                                            (74,629)                (184,488)
  Class R4                                                            (37,405)                  (7,303)
  Class R5                                                             (1,700)                  (5,977)
  Class 529A                                                          (25,841)                (122,985)
  Class 529B                                                           (6,853)                 (23,073)
  Class 529C                                                          (12,175)                 (40,872)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(27,663,194)            $(79,829,629)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $1,060,595             $138,637,532
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $84,919,251              $91,735,785
------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets - continued

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      3/31/07                  9/30/06
                                                                  (UNAUDITED)

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            791,777,345              700,041,560
At end of period (including undistributed net investment
income of $4,047,830 and $2,800,842, respectively)               $876,696,596             $791,777,345
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                   SIX MONTHS                            YEARS ENDED 9/30
                                                        ENDED       ---------------------------------------------------------
CLASS A                                               3/31/07           2006         2005        2004        2003        2002
                                                  (UNAUDITED)
Net asset value, beginning of period                   $13.47         $14.45       $13.13      $10.72       $8.56       $8.74
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.09          $0.05       $(0.01)     $(0.02)      $0.01       $0.02
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    1.79           0.56         2.56        2.43        2.15       (0.20)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.88          $0.61        $2.55       $2.41       $2.16      $(0.18)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.05)           $--          $--         $--         $--      $(0.00)(w)
  From net realized gain on investments
  and foreign currency transactions                     (0.40)         (1.59)       (1.23)         --          --       (0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.45)        $(1.59)      $(1.23)        $--         $--      $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.90         $13.47       $14.45      $13.13      $10.72       $8.56
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              14.21(n)        4.41        20.11       22.48       25.23       (2.03)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.30(a)        1.34         1.36        1.36        1.50        1.83
Expenses after expense reductions (f)                    1.30(a)        1.34         1.35        1.34        1.34        1.37
Net investment income (loss)                             1.24(a)        0.34        (0.07)      (0.17)       0.10        0.22
Portfolio turnover                                         26            122          126         128         158         113
Net assets at end of period (000 Omitted)            $155,251       $146,373     $142,972     $83,631     $47,603     $26,013
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                            YEARS ENDED 9/30
                                                        ENDED       ---------------------------------------------------------
CLASS B                                               3/31/07           2006         2005        2004        2003     2002(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $13.01         $14.10       $12.91      $10.61       $8.53       $9.24
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.04         $(0.04)      $(0.10)     $(0.10)     $(0.05)     $(0.04)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    1.73           0.54         2.52        2.40        2.13       (0.67)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.77          $0.50        $2.42       $2.30       $2.08      $(0.71)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                    $(0.40)        $(1.59)      $(1.23)        $--         $--      $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.38         $13.01       $14.10      $12.91      $10.61       $8.53
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              13.80(n)        3.68        19.40       21.68       24.38       (7.67)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.95(a)        1.99         2.01        2.01        2.14        2.48(a)
Expenses after expense reductions (f)                    1.95(a)        1.99         2.00        1.99        1.99        2.02(a)
Net investment income (loss)                             0.55(a)       (0.33)       (0.73)      (0.82)      (0.54)      (0.44)(a)
Portfolio turnover                                         26            122          126         128         158         113
Net assets at end of period (000 Omitted)             $83,472        $88,922     $113,672     $88,348     $65,799     $44,390
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                            YEARS ENDED 9/30
                                                        ENDED        --------------------------------------------------------
CLASS C                                               3/31/07           2006         2005        2004        2003     2002(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $13.01         $14.10       $12.92      $10.61       $8.53       $9.24
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.04         $(0.04)      $(0.10)     $(0.10)     $(0.05)     $(0.04)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    1.74           0.54         2.51        2.41        2.13       (0.67)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.78          $0.50        $2.41       $2.31       $2.08      $(0.71)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                    $(0.40)        $(1.59)      $(1.23)        $--         $--      $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.39         $13.01       $14.10      $12.92      $10.61       $8.53
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              13.88(n)        3.68        19.30       21.77       24.38       (7.67)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.95(a)        1.99         2.01        2.01        2.14        2.48(a)
Expenses after expense reductions (f)                    1.95(a)        1.99         2.00        1.99        1.99        2.02(a)
Net investment income (loss)                             0.59(a)       (0.31)       (0.72)      (0.82)      (0.54)      (0.46)(a)
Portfolio turnover                                         26            122          126         128         158         113
Net assets at end of period (000 Omitted)             $42,767        $39,939      $42,162     $25,482     $16,369     $11,348
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                            YEARS ENDED 9/30
                                                        ENDED       --------------------------------------------------------
CLASS I                                               3/31/07           2006         2005        2004        2003     2002(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $13.72         $14.65       $13.25      $10.80       $8.59       $9.24
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.12          $0.10        $0.04       $0.02       $0.04       $0.06
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    1.82           0.56         2.59        2.45        2.17       (0.71)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.94          $0.66        $2.63       $2.47       $2.21      $(0.65)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.11)           $--          $--         $--         $--      $(0.00)(w)
  From net realized gain on investments
  and foreign currency transactions                     (0.40)         (1.59)       (1.23)      (0.02)         --       (0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.51)        $(1.59)      $(1.23)     $(0.02)        $--      $(0.00)(w)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $15.15         $13.72       $14.65      $13.25      $10.80       $8.59
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 14.36(n)        4.72        20.56       22.93       25.58       (6.89)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   0.95(a)        0.99         1.01        1.01        1.16        1.48(a)
Expenses after expense reductions (f)                    0.95(a)        0.99         1.00        0.99        1.00        1.02(a)
Net investment income                                    1.61(a)        0.72         0.28        0.18        0.43        0.99(a)
Portfolio turnover                                         26            122          126         128         158         113
Net assets at end of period (000 Omitted)            $574,504       $498,403     $386,860    $249,118     $93,944      $4,655
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                      YEARS ENDED 9/30
                                                        ENDED       ---------------------------------------------
CLASS R                                               3/31/07           2006         2005        2004     2003(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $13.39         $14.40       $13.11      $10.72       $9.11
-----------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.07          $0.02       $(0.02)     $(0.04)     $(0.00)(w)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                       1.80           0.56         2.54        2.44        1.61(g)
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.87          $0.58        $2.52       $2.40       $1.61
-----------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.03)           $--          $--         $--         $--
  From net realized gain on investments and
  foreign currency transactions                         (0.40)         (1.59)       (1.23)      (0.01)         --
-----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.43)        $(1.59)      $(1.23)     $(0.01)        $--
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.83         $13.39       $14.40      $13.11      $10.72
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 14.15(n)        4.20        19.90       22.43       17.67(n)
-----------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.45(a)        1.49         1.52        1.52        1.65(a)
Expenses after expense reductions (f)                    1.45(a)        1.49         1.51        1.50        1.49(a)
Net investment income (loss)                             1.04(a)        0.16        (0.18)      (0.30)      (0.06)(a)
Portfolio turnover                                         26            122          126         128         158
Net assets at end of period (000 Omitted)              $6,046         $6,829      $10,761      $1,941        $260
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS           YEARS ENDED 9/30
                                                        ENDED         -------------------
CLASS R1                                              3/31/07           2006      2005(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $12.99         $14.09       $13.03
-----------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.03         $(0.04)      $(0.06)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    1.73           0.53         1.12(g)
-----------------------------------------------------------------------------------------
Total from investment operations                        $1.76          $0.49        $1.06
-----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                    $(0.40)        $(1.59)         $--
-----------------------------------------------------------------------------------------
Net asset value, end of period                         $14.35         $12.99       $14.09
-----------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 13.75(n)        3.61         8.14(n)
-----------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.16(a)        2.19         2.21(a)
Expenses after expense reductions (f)                    2.06(a)        2.09         2.20(a)
Net investment income (loss)                             0.42(a)       (0.32)       (0.83)(a)
Portfolio turnover                                         26            122          126
Net assets at end of period (000 Omitted)                $918           $849         $313
-----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS           YEARS ENDED 9/30
                                                        ENDED         -------------------
CLASS R2                                              3/31/07           2006      2005(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $13.06         $14.11       $13.03
-----------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.06          $0.04       $(0.03)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    1.74           0.50         1.11(g)
-----------------------------------------------------------------------------------------
Total from investment operations                        $1.80          $0.54        $1.08
-----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
  From net investment income                           $(0.05)           $--          $--
  From net realized gain on investments
  and foreign currency transactions                     (0.40)         (1.59)          --
-----------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.45)        $(1.59)         $--
-----------------------------------------------------------------------------------------
Net asset value, end of period                         $14.41         $13.06       $14.11
-----------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 14.01(n)        3.98         8.29(n)
-----------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.85(a)        1.88         1.90(a)
Expenses after expense reductions (f)                    1.70(a)        1.73         1.89(a)
Net investment income (loss)                             0.92(a)        0.28        (0.42)(a)
Portfolio turnover                                         26            122          126
Net assets at end of period (000 Omitted)              $7,206         $4,933         $410
-----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                 YEARS ENDED 9/30
                                                        ENDED         -------------------------------
CLASS R3                                              3/31/07           2006         2005     2004(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $13.29         $14.31       $13.06      $11.39
-----------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.07          $0.01       $(0.06)     $(0.06)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    1.78           0.56         2.54        1.74(g)
-----------------------------------------------------------------------------------------------------
Total from investment operations                        $1.85          $0.57        $2.48       $1.68
-----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
  From net investment income                           $(0.03)           $--          $--         $--
  From net realized gain on investments
  and foreign currency transactions                     (0.40)         (1.59)       (1.23)      (0.01)
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.43)        $(1.59)      $(1.23)     $(0.01)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.71         $13.29       $14.31      $13.06
-----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 14.09(n)        4.16        19.66       14.79(n)
-----------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.70(a)        1.74         1.76        1.78(a)
Expenses after expense reductions (f)                    1.60(a)        1.64         1.75        1.76(a)
Net investment income (loss)                             0.93(a)        0.09        (0.45)      (0.62)(a)
Portfolio turnover                                         26            122          126         128
Net assets at end of period (000 Omitted)              $3,029         $2,415       $1,218        $212
-----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS           YEARS ENDED 9/30
                                                        ENDED         -------------------
CLASS R4                                              3/31/07           2006      2005(i)
                                                   (UNAUDITED)
Net asset value, beginning of period                   $13.46         $14.45       $13.32
-----------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.09          $0.09       $(0.00)(w)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    1.79           0.51         1.13(g)
-----------------------------------------------------------------------------------------
Total from investment operations                        $1.88          $0.60        $1.13
-----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
  From net investment income                           $(0.07)           $--          $--
  From net realized gain on investments
  and foreign currency transactions                     (0.40)         (1.59)          --
-----------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.47)        $(1.59)         $--
-----------------------------------------------------------------------------------------
Net asset value, end of period                         $14.87         $13.46       $14.45
-----------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 14.21(n)        4.33         8.48(n)
-----------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.35(a)        1.39         1.41(a)
Expenses after expense reductions (f)                    1.35(a)        1.39         1.40(a)
Net investment income (loss)                             1.22(a)        0.68        (0.06)(a)
Portfolio turnover                                         26            122          126
Net assets at end of period (000 Omitted)              $1,751         $1,194          $54
-----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS           YEARS ENDED 9/30
                                                        ENDED         -------------------
CLASS R5                                              3/31/07           2006      2005(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $13.53         $14.48       $13.32
-----------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------
  Net investment income (d)                             $0.11          $0.08        $0.02
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    1.79           0.56         1.14(g)
-----------------------------------------------------------------------------------------
Total from investment operations                        $1.90          $0.64        $1.16
-----------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
  From net investment income                           $(0.09)           $--          $--
  From net realized gain on investments
  and foreign currency transactions                     (0.40)         (1.59)          --
-----------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.49)        $(1.59)         $--
-----------------------------------------------------------------------------------------
Net asset value, end of period                         $14.94         $13.53       $14.48
-----------------------------------------------------------------------------------------
Total return (%) (r)(s)                                 14.30(n)        4.63         8.71(n)
-----------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.05(a)        1.09         1.11(a)
Expenses after expense reductions (f)                    1.05(a)        1.09         1.10(a)
Net investment income                                    1.50(a)        0.60         0.24(a)
Portfolio turnover                                         26            122          126
Net assets at end of period (000 Omitted)                 $65            $57          $54
-----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                             YEARS ENDED 9/30
                                                        ENDED         -------------------------------------------------------
CLASS 529A                                            3/31/07           2006         2005        2004        2003     2002(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $13.29         $14.32       $13.05      $10.68       $8.55       $9.24
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.07          $0.01       $(0.04)     $(0.05)     $(0.02)      $0.01
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    1.77           0.55         2.54        2.42        2.15       (0.70)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.84          $0.56        $2.50       $2.37       $2.13      $(0.69)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.00)(w)        $--          $--         $--         $--         $--
  From net realized gain on investments
  and foreign currency transactions                     (0.40)         (1.59)       (1.23)         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.40)        $(1.59)      $(1.23)        $--         $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.73         $13.29       $14.32      $13.05      $10.68       $8.55
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              14.05(n)        4.08        19.83       22.19       24.91       (7.47)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.55(a)        1.59         1.61        1.62        1.75        2.08(a)
Expenses after expense reductions (f)                    1.55(a)        1.59         1.60        1.60        1.59        1.62(a)
Net investment income (loss)                             1.01(a)        0.11        (0.32)      (0.42)      (0.18)       0.50(a)
Portfolio turnover                                         26            122          126         128         158         113
Net assets at end of period (000 Omitted)                $963         $1,252       $1,038        $643        $262          $7
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                             YEARS ENDED 9/30
                                                        ENDED         -------------------------------------------------------
CLASS 529B                                            3/31/07           2006         2005        2004        2003     2002(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $12.84         $13.97       $12.84      $10.58       $8.52       $9.22
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.03         $(0.07)      $(0.13)     $(0.13)     $(0.08)     $(0.00)(w)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    1.71           0.53         2.49        2.39        2.14       (0.70)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.74          $0.46        $2.36       $2.26       $2.06      $(0.70)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                    $(0.40)        $(1.59)      $(1.23)        $--         $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.18         $12.84       $13.97      $12.84      $10.58       $8.52
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              13.75(n)        3.40        19.01       21.36       24.18       (7.59)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.20(a)        2.24         2.26        2.26        2.40        2.73(a)
Expenses after expense reductions (f)                    2.20(a)        2.24         2.25        2.24        2.24        2.27(a)
Net investment income (loss)                             0.39(a)       (0.56)       (0.97)      (1.07)      (0.82)      (0.20)(a)
Portfolio turnover                                         26            122          126         128         158         113
Net assets at end of period (000 Omitted)                $274           $214         $174        $135         $59          $5
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                   SIX MONTHS                             YEARS ENDED 9/30
                                                        ENDED         -------------------------------------------------------
CLASS 529C                                            3/31/07           2006         2005        2004        2003     2002(i)
                                                  (UNAUDITED)
Net asset value, beginning of period                   $12.87         $14.00       $12.86      $10.59       $8.52       $9.22
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                      $0.02         $(0.07)      $(0.13)     $(0.13)     $(0.08)     $(0.00)(w)
  Net realized and unrealized gain (loss)
  on investments and foreign currency                    1.72           0.53         2.50        2.40        2.15       (0.70)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $1.74          $0.46        $2.37       $2.27       $2.07      $(0.70)
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions                    $(0.40)        $(1.59)      $(1.23)        $--         $--         $--
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $14.21         $12.87       $14.00      $12.86      $10.59       $8.52
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                              13.72(n)        3.39        19.06       21.44       24.30       (7.59)(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   2.20(a)        2.24         2.26        2.26        2.40        2.73(a)
Expenses after expense reductions (f)                    2.20(a)        2.24         2.25        2.24        2.24        2.27(a)
Net investment income (loss)                             0.36(a)       (0.55)       (0.95)      (1.06)      (0.85)      (0.20)(a)
Portfolio turnover                                         26            122          126         128         158         113
Net assets at end of period (000 Omitted)                $451           $396         $353        $178         $44          $5
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than
$0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, November 1, 2001 (Classes B, C, and I), July 31, 2002 (Classes 529A, 529B, and
    529C), December 31, 2002 (Class R), October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Mid Cap Value Fund (the fund) is a series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended March 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to real estate investment trusts, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                             9/30/06

          Ordinary income (including any short-term
          capital gains)                                 $45,509,637
          Long-term capital gain                          34,319,992
          ----------------------------------------------------------
          Total distributions                            $79,829,629

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 3/31/07
          Cost of investments                           $755,842,056
          ----------------------------------------------------------
          Gross appreciation                            $139,352,148
          Gross depreciation                             (17,632,317)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $121,719,831

          AS OF 9/30/06
          Undistributed ordinary income                   $2,921,968
          Undistributed long-term capital gain            20,256,106
          Net unrealized appreciation (depreciation)      48,389,500

The aggregate cost above includes prior fiscal year end tax adjustments.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the six months ended March 31, 2007 the fund's average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This written agreement will continue through January 31, 2008 unless changed or rescinded by the fund's Board of Trustees. For the six months ended March 31, 2007, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $18,339 and $1,107 for the six months ended March 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                       TOTAL         ANNUAL      DISTRIBUTION
                DISTRIBUTION       SERVICE      DISTRIBUTION      EFFECTIVE       AND SERVICE
                    FEE RATE      FEE RATE           PLAN(d)        RATE(e)               FEE

Class A                0.10%         0.25%             0.35%          0.35%          $261,534
Class B                0.75%         0.25%             1.00%          1.00%           437,001
Class C                0.75%         0.25%             1.00%          1.00%           207,080
Class R                0.25%         0.25%             0.50%          0.50%            16,064
Class R1               0.50%         0.25%             0.75%          0.75%             3,437
Class R2               0.25%         0.25%             0.50%          0.50%            15,413
Class R3               0.25%         0.25%             0.50%          0.50%             6,608
Class R4                  --         0.25%             0.25%          0.25%             1,884
Class 529A             0.25%         0.25%             0.50%          0.35%             1,546
Class 529B             0.75%         0.25%             1.00%          1.00%             1,220
Class 529C             0.75%         0.25%             1.00%          1.00%             2,124
---------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                  $953,911

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2007 based on each class' average daily net assets. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class C, and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $1,487
              Class B                                     56,928
              Class C                                      2,307
              Class 529B                                      87

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended March 31, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                  $1,104
              Class 529B                                     304
              Class 529C                                     531
              --------------------------------------------------
              Total Program Manager Fees                  $1,939

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2007, the fee was $294,841, which equated to 0.0700% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended March 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $114,428. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended March 31, 2007 was equivalent to an annual effective rate of 0.0185% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended March 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                             ANNUAL
                                                          EFFECTIVE       TOTAL
                                            FEE RATE        RATE(g)      AMOUNT

Class R1                                       0.45%          0.35%      $2,063
Class R2                                       0.40%          0.25%      12,331
Class R3                                       0.25%          0.15%       3,304
Class R4                                       0.15%          0.15%       1,129
Class R5                                       0.10%          0.10%          31
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                         $18,858

(g) MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the six months ended March 31, 2007, this waiver amounted to $6,404 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended March 31, 2007, the fee paid to Tarantino LLC was $3,344. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,204, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $214,865,205 and $247,098,327, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  SIX MONTHS ENDED                    YEAR ENDED
                                                      3/31/07                           9/30/06
                                              SHARES          AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    1,351,793      $19,530,470       4,027,250       $54,771,079
  Class B                                      383,613        5,326,018       1,306,607        17,277,857
  Class C                                      430,440        5,997,425         901,878        11,936,976
  Class I                                    1,170,859       16,815,008       7,022,109        96,541,548
  Class R                                       59,926          863,446         222,993         3,055,942
  Class R1                                      74,401        1,043,928          58,658           775,905
  Class R2                                     258,568        3,615,152         399,234         5,211,336
  Class R3                                     246,717        3,557,758         216,320         2,906,741
  Class R4                                     145,467        2,119,672          84,936         1,138,130
  Class R5                                          --               --               6                75
  Class 529A                                     9,526          138,184          17,145           230,965
  Class 529B                                     2,610           35,864           5,176            68,299
  Class 529C                                     3,039           41,402           5,533            72,125
---------------------------------------------------------------------------------------------------------
                                             4,136,959      $59,084,327      14,267,845      $193,986,978

Shares issued to shareholders in
reinvestment of distributions
  Class A                                      310,421       $4,383,148       1,144,048       $15,170,079
  Class B                                      170,425        2,328,001         897,005        11,544,457
  Class C                                       76,472        1,045,378         330,575         4,257,810
  Class I                                    1,301,900       18,682,266       3,288,670        44,298,382
  Class R                                       12,272          172,675          92,104         1,215,766
  Class R1                                       1,897           25,855           3,918            50,206
  Class R2                                      14,382          196,604           3,205            41,349
  Class R3                                       5,700           79,510          14,047           184,015
  Class R4                                       3,129           44,111             551             7,303
  Class R5                                         147            2,092             450             5,977
  Class 529A                                     1,815           25,378           9,381           122,985
  Class 529B                                       508            6,853           1,811            23,073
  Class 529C                                       901           12,175           3,201            40,872
---------------------------------------------------------------------------------------------------------
                                             1,899,969      $27,004,046       5,788,966       $76,962,274

Shares reacquired
  Class A                                   (2,109,650)    $(30,131,440)     (4,194,606)     $(56,494,904)
  Class B                                   (1,586,094)     (22,004,712)     (3,431,282)      (44,863,355)
  Class C                                     (603,748)      (8,362,959)     (1,153,342)      (15,176,279)
  Class I                                     (895,202)     (13,174,353)       (390,988)       (5,395,014)
  Class R                                     (174,420)      (2,496,959)       (552,496)       (7,497,808)
  Class R1                                     (77,758)      (1,096,476)        (19,366)         (251,156)
  Class R2                                    (150,482)      (2,120,115)        (53,732)         (700,825)
  Class R3                                    (228,161)      (3,294,704)       (133,816)       (1,784,425)
  Class R4                                    (119,483)      (1,759,566)           (564)           (7,705)
  Class R5                                          --               --              (6)              (76)
  Class 529A                                   (40,237)        (539,469)         (4,793)          (62,700)
  Class 529B                                      (413)          (5,618)         (2,832)          (36,151)
  Class 529C                                    (3,026)         (41,407)         (3,160)          (41,322)
---------------------------------------------------------------------------------------------------------
                                            (5,988,674)    $(85,027,778)     (9,940,983)    $(132,311,720)

Net change
  Class A                                     (447,436)     $(6,217,822)        976,692       $13,446,254
  Class B                                   (1,032,056)     (14,350,693)     (1,227,670)      (16,041,041)
  Class C                                      (96,836)      (1,320,156)         79,111         1,018,507
  Class I                                    1,577,557       22,322,921       9,919,791       135,444,916
  Class R                                     (102,222)      (1,460,838)       (237,399)       (3,226,100)
  Class R1                                      (1,460)         (26,693)         43,210           574,955
  Class R2                                     122,468        1,691,641         348,707         4,551,860
  Class R3                                      24,256          342,564          96,551         1,306,331
  Class R4                                      29,113          404,217          84,923         1,137,728
  Class R5                                         147            2,092             450             5,976
  Class 529A                                   (28,896)        (375,907)         21,733           291,250
  Class 529B                                     2,705           37,099           4,155            55,221
  Class 529C                                       914           12,170           5,574            71,675
---------------------------------------------------------------------------------------------------------
                                                48,254       $1,060,595      10,115,828      $138,637,532

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Aggressive Growth Allocation Fund, and MFS Moderate Allocation Fund were the owners of record of approximately 30%, 21%, and 13%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2040 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended March 31, 2007, the fund's commitment fee and interest expense were $2,516 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: May 14, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: May 14, 2007
      ------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2007
      ------------


* Print name and title of each signing officer under his or her signature.